Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement

On July 20, 2022, the Company entered into a Business Combination Agreement, (the “Business Combination Agreement”), with Larkspur Health Acquisition Corp. (“Larkspur” or the “Registrant”), a blank-check special purpose acquisition company, Larkspur Merger Sub Inc. (“Merger Sub”) and Stephen Glover. Upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Transactions”), Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Larkspur (the “Business Combination”). The combined company is expected to be named ZyVersa Therapeutics, Inc.

The Business Combination Agreement provides that the following transactions will occur:

•        Immediately prior to the Effective Time, each share of the Company’s Series A Preferred Stock that is issued and outstanding will automatically convert into a number of shares of the Company’s common stock at the then-effective conversion rate, as calculated pursuant to the Company’s Articles of Incorporation (the “Conversion”).

•        At the Effective Time, (a) each share of the Company’s common stock issued and outstanding (including shares of the Company’s common stock resulting from the Conversion) will be canceled and converted into a number of shares of the Registrant’s common stock, as determined pursuant to the terms of the Business Combination Agreement; and (b) each share of Merger Sub common stock issued and outstanding immediately prior to the Effective Time will be converted into and exchanged for one share of common stock of the Company.

•        Effective as of the Effective Time, each Company warrant, to the extent then outstanding and unexercised, will automatically, without any action on the part of the holder thereof, be assumed and converted into a warrant to acquire a number of shares of the Registrant’s common stock at an adjusted exercise price per share, in each case, as determined pursuant to the terms of the Business Combination Agreement.

•        Each Company stock option that is outstanding and unexercised as of immediately prior to the Effective Time, whether or not vested, will be assumed and converted into an option to purchase a number of shares of the Registrant’s common stock, as determined pursuant to the terms of the Business Combination Agreement.

•        Each Company note that is outstanding as of immediately prior to the Effective Time which by its terms will not convert into the Company’s common stock in connection with the Transactions, if any, will be assumed by the Registrant and will remain outstanding pursuant to the terms and conditions then in effect.

The consummation of the Transactions is subject to the satisfaction or waiver of certain customary closing conditions contained in the Business Combination Agreement, including, among other things, the consummation of a private placement of at least $7.0 million of convertible preferred stock and warrants by Larkspur. In addition, a condition of the Larkspur private placement agreement requires the Company to obtain at least $3.0 million of commitments to invest in the Company’s Series A Preferred Stock Financing or Larkspur’s private placement.

The parties to the Business Combination Agreement have made customary representations and warranties, and have agreed to certain customary covenants in the Business Combination Agreement, including, among others, covenants with respect to the conduct of Larkspur, the Company and Merger Sub, and their subsidiaries, prior to the closing of the Transactions.

The Business Combination Agreement may be terminated by Larkspur or the Company, under certain circumstances, including, among others, (i) by mutual written consent of Larkspur and the Company, (ii) by either Larkspur or the Company if the Effective Time shall not have occurred prior to December 15, 2022, (iii) by either Larkspur or the Company if any Governmental Order has become final and non-appealable and has the effect of making consummation of the Transactions illegal or otherwise preventing or prohibiting consummation of the Transactions, (iv) by either Larkspur or the Company if any of the required proposals fail to receive the requisite vote for approval at Larkspur’s Shareholders’ Meeting, (v) by Larkspur, in the event that the Company’s shareholders don’t consent to the Transactions, (vi) by Larkspur upon the Company breaching any representation, covenant or agreement; or (vii) by the Company upon Larkspur breaching any representation, covenant or agreement.

The Company expects to account for the Business Combination as a reverse recapitalization, whereby the Company is deemed to be the accounting acquirer.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 6, 2022 the underwriters partially exercised the over-allotment option for 267,159 units. As a result 26,716 private place units were issued. The issuance of the units and private placement units resulted in gross proceeds of $2.9 million. The remaining units expired on February 6, 2022, which resulted in the forfeiture of 214,460 founders shares.